Supplemental Oil and Natural Gas Data (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property acquisition costs [Abstract]
Proved									$ 1,328,328	$ 1,290,826	$ 115,929
Unproved									188,409	65,604	947
Exploration costs									80	74	337
Development costs									639,395	244,834	140,521
Asset retirement costs	2,427				748				2,427	748	371
Total costs incurred									2,158,639	1,602,086	258,105
Proved properties [Abstract]
Leasehold acquisition	6,040,239				4,695,704				6,040,239	4,695,704
Development	1,484,486				840,175				1,484,486	840,175
Unproved properties	310,925				128,624				310,925	128,624
Capitalized cost, oil and gas producing activities	7,835,650				5,664,503				7,835,650	5,664,503
Less accumulated depletion and amortization	(1,033,617)				(719,035)				(1,033,617)	(719,035)
Capitalized costs, oil and gas producing activities, net	6,802,033				4,945,468				6,802,033	4,945,468
Revenues and other [Abstract]
Oil, natural gas and natural gas liquid sales	326,458	292,482	302,390	240,707	210,167	177,306	153,195	149,386	1,162,037	690,054	408,219
Gains (losses) on oil and natural gas derivatives	(210,339)	824,240	205,515	(369,476)	(188,088)	43,505	123,791	96,003	449,940	75,211	(141,374)
Total revenues and other									1,611,977	765,265	266,845
Production costs [Abstract]
Lease operating expenses									232,619	158,382	132,647
Transportation expenses									28,358	19,594	18,202
Severance and ad valorem taxes									78,458	45,114	28,687
Total production costs									339,435	223,090	179,536
Other costs [Abstract]
Exploration costs									2,390	5,168	7,169
Depletion and amortization									320,096	226,552	191,314
Impairment of goodwill and long-lived assets									0	38,600	0
Texas margin tax expense									1,599	657	490
Gains on sale of assets and other, net									(1,001)	0	(25,710)
Total other costs									323,084	270,977	173,263
Results of continuing operations									949,458	271,198	(85,954)
Results of discontinued operations									0	0	(238)
Proved developed and undeveloped reserves [Roll Forward]
Beginning of year				2,597.0				1,712.0	2,597.0	1,712.0	1,660.0
Revisions of previous estimates									(121.0)	77	20
Purchase of minerals in place									579.0	671.0	62
Extensions, discoveries and other additions									450.0	234.0	50
Production									(135.0)	(97)	(80)
End of year	3,370.0				2,597.0				3,370.0	2,597.0	1,712.0
Proved developed reserves [Abstract]
Beginning of year				1,662.0				1,220.0	1,662.0	1,220.0	1,134.0
End of year	2,034.0				1,662.0				2,034.0	1,662.0	1,220.0
Proved undeveloped reserves [Abstract]
Beginning of year				935.0				492.0	935.0	492.0	526.0
End of year	1,336.0				935.0				1,336.0	935.0	492.0
Conversion rate between oil and NGL volumes to natural gas									one barrel per six Mcf
Change in proved reserves (in Bcfe)									773	885	52
Revision of previous estimated reserves (in Bcfe)									(121)	77	20
Change in proved reserves due to change in commodity prices (in Bcfe)									32	155	(19)
Change in proved reserves due to asset performance (in Bcfe)									(153)	(78)	39
Number of acquisition of oil and natural gas properties									12	11	2
Change in proved reserves due to acquisition of oil and natural gas properties (in Bcfe)									579	671	62
Productive wells drilled									292	138	72
Change in proved reserves due to productive wells (in Bcfe)									450	234	50
Discounted future net cash flows relating to proved oil and gas reserves, future net cash Flows [Abstract]
Future estimated revenues									29,319,369	20,160,275	10,093,876
Future estimated production costs									(9,464,319)	(6,825,147)	(4,200,091)
Future estimated development costs									(2,848,497)	(1,733,929)	(816,577)
Future net cash flows									17,006,553	11,601,199	5,077,208
10% annual discount for estimated timing of cash flows									(10,391,693)	(7,377,667)	(3,353,926)
Standardized measure of discounted future net cash flows									6,614,860	4,223,532	1,723,282
Representative NYMEX prices [Abstract]
Natural gas (dollars per MMBtu)									4.12	4.38	3.87
Oil (dollars per Bbl)									95.84	79.29	61.05
Principal sources of change in standardized measure of discounted future net cash flow [Abstract]
Sales and transfers of oil, natural gas and NGL produced during the period									(822,602)	(466,964)	(228,683)
Changes in estimated future development costs									27,236	(56,001)	54,141
Net change in sales and transfer prices and production costs related to future production									784,308	886,438	254,036
Purchase of minerals in place									1,452,169	1,277,134	128,779
Extensions, discoveries, and improved recovery									552,704	329,642	25,888
Previously estimated development costs incurred during the period									306,827	42,947	52,699
Net change due to revisions in quantity estimates									(292,343)	164,999	23,672
Accretion of discount									422,353	172,328	142,437
Changes in production rates and other									(39,324)	149,727	(154,054)
Change - continuing operations									$ 2,391,328	$ 2,500,250	$ 298,915
Natural Gas [Member]
Proved developed and undeveloped reserves [Roll Forward]
Beginning of year				1,233.0				774.0	1,233.0	774.0	851.0
Revisions of previous estimates									(71)	22	(69)
Purchase of minerals in place									337.0	369.0	7
Extensions, discoveries and other additions									240.0	118.0	31
Production									(64)	(50)	(46)
End of year	1,675.0				1,233.0				1,675.0	1,233.0	774.0
Proved developed reserves [Abstract]
Beginning of year				805.0				549.0	805.0	549.0	585.0
End of year	998.0				805.0				998.0	805.0	549.0
Proved undeveloped reserves [Abstract]
Beginning of year				428.0				225.0	428.0	225.0	266.0
End of year	677.0				428.0				677.0	428.0	225.0
Oil [Member]
Proved developed and undeveloped reserves [Roll Forward]
Beginning of year				156.4				102.1	156.4	102.1	84.1
Revisions of previous estimates									(9.2)	3.9	10.9
Purchase of minerals in place									39.3	49.1	8.8
Extensions, discoveries and other additions									10.3	6.1	1.6
Production									(7.8)	(4.8)	(3.3)
End of year	189.0				156.4				189.0	156.4	102.1
Proved developed reserves [Abstract]
Beginning of year				103.0				77.9	103.0	77.9	61.9
End of year	124.8				103.0				124.8	103.0	77.9
Proved undeveloped reserves [Abstract]
Beginning of year				53.4				24.2	53.4	24.2	22.2
End of year	64.2				53.4				64.2	53.4	24.2
NGL [Member]
Proved developed and undeveloped reserves [Roll Forward]
Beginning of year				70.9				54.2	70.9	54.2	50.7
Revisions of previous estimates									0.9	5.2	4.0
Purchase of minerals in place									1.0	1.2	0.4
Extensions, discoveries and other additions									24.6	13.3	1.5
Production									(3.9)	(3.0)	(2.4)
End of year	93.5				70.9				93.5	70.9	54.2
Proved developed reserves [Abstract]
Beginning of year				39.9				33.9	39.9	33.9	29.6
End of year	47.8				39.9				47.8	39.9	33.9
Proved undeveloped reserves [Abstract]
Beginning of year				31.0				20.3	31.0	20.3	21.1
End of year	45.7				31.0				45.7	31.0	20.3